Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table summarizes revenue disaggregated by the source of the revenue:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Operating and facilities management contracts	2,530	2,506	2,504
Upfront license fee amortization	(223)	(198)	(199)
Operating and facilities management contracts (includes amortization of upfront license fees)	2,307	2,307	2,305
Systems, software, and other	54	55	54
Service revenue (includes amortization of upfront license fees)	2,360	2,363	2,358

Product sales	151	149	171

Total revenue	2,511	2,512	2,529

Refer to Note 23. Segment Information for revenues by geographical location.